Retirement Benefit Plans - Summary of Maturity Analysis of Undiscounted Pension Benefit (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)
Disclosure of defined benefit plans [line items]
Maturity analysis of undiscounted pension benefit	$ 13,416,843	$ 438,173	$ 13,337,318
Less than 1 year [member]
Disclosure of defined benefit plans [line items]
Maturity analysis of undiscounted pension benefit	675,526	22,062	646,243
1-5 years [member]
Disclosure of defined benefit plans [line items]
Maturity analysis of undiscounted pension benefit	2,719,262	88,807	2,760,990
More than 5 years [member]
Disclosure of defined benefit plans [line items]
Maturity analysis of undiscounted pension benefit	$ 10,022,055	$ 327,304	$ 9,930,085